Risk Management (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Risk Management [Line Items]
Cash and cash equivalents (in Rand)	R 621.2	R 643.3
Short term deposits (in Rand)	R 532.7	R 399.5
Exchange rate	10.00%
Interest rate	9.50%
Standard Bank of South Africa Limited [Member]
Risk Management [Line Items]
Borrowings prime rate	1.75%
Interest rate	1.00%
Banco Comercial Português, S.A [Member]
Risk Management [Line Items]
Interest rate	0.75%
Capitec Bank Limited [Member]
Risk Management [Line Items]
Interest rate	10.50%